UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-10145

Baillie Gifford Funds

(Exact name of registrant as specified in charter)

1 Greenside Row

Edinburgh, Scotland, UK, EH1 3AN

(Address of principal executive offices) (Zip code)

Angus NG Macdonald

1 Greenside Row

Edinburgh, Scotland, UK, EH1 3AN

(Name and address of agent for service)

Registrant’s telephone number, including area code: 011-44-131-275-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

PORTFOLIO OF INVESTMENTS
March 31, 2014 (unaudited)	Baillie Gifford International Equity Fund

	Shares	Value

COMMON STOCKS - 97.8%
ARGENTINA - 0.9%
MercadoLibre, Inc.	245,909	$23,388,405

AUSTRALIA - 3.0%
Brambles Ltd.	3,046,989	26,216,460
Cochlear Ltd.	296,509	15,694,635
Treasury Wine Estates Ltd.	3,172,796	10,422,530
Woolworths Ltd.	665,267	22,061,606
		74,395,231
BERMUDA - 0.5%
Seadrill Ltd.	373,601	13,153,397

BRAZIL - 0.9%
Embraer SA ADR	662,391	23,508,257

CANADA - 2.5%
Cenovus Energy, Inc.	354,663	10,256,514
Fairfax Financial Holdings Ltd.	90,368	39,237,123
Ritchie Bros. Auctioneers, Inc.	583,250	14,073,822
		63,567,459
CHINA - 5.3%
Baidu, Inc. ADR (a)	201,964	30,775,274
China Mobile Ltd.	1,927,000	17,692,619
Hang Seng Bank Ltd.	1,310,700	20,909,482
Hong Kong Exchanges and Clearing Ltd.	2,122,400	32,232,819
Sun Art Retail Group Ltd.	6,916,500	8,694,111
Want Want China Holdings Ltd.	14,594,000	21,834,419
		132,138,724
DENMARK - 3.5%
DSV A/S	984,964	31,760,461
Novo Nordisk A/S, B Shares	685,790	31,225,575
Novozymes A/S, B Shares	587,293	25,816,789
		88,802,825
FINLAND - 3.6%
Kone Oyj, B Shares	1,169,882	49,121,709
Sampo Oyj, A Shares	768,222	39,878,401
		89,000,110
FRANCE - 3.3%
Compagnie Generale d’Optique Essillor International SA	280,141	28,271,481
Edenred	644,123	20,205,943
Lafarge SA	445,956	34,807,033
		83,284,457

See previously submitted notes to the financial statements for the annual period ended December 31, 2013.

PORTFOLIO OF INVESTMENTS (continued)
March 31, 2014 (unaudited)	Baillie Gifford International Equity Fund

	Shares	Value

GERMANY - 6.7%
Brenntag AG	130,261	$24,191,621
Continental AG	166,609	39,955,959
Deutsche Boerse AG	511,984	40,761,051
MTU Aero Engines AG	94,835	8,804,020
SAP AG	298,732	24,231,959
Sky Deutschland AG (a)	3,479,826	30,028,333
		167,972,943
INDIA - 0.5%
IDFC, Ltd.	6,421,969	13,175,820

IRELAND - 3.8%
CRH Plc.	826,064	23,129,932
James Hardie Industries Plc. SE CDI	2,361,235	31,541,624
Ryanair Holdings Plc. ADR (a)	695,834	40,921,998
		95,593,554
JAPAN - 9.2%
FANUC Corp.	139,900	24,733,209
Fast Retailing Co., Ltd.	79,200	28,645,865
Japan Exchange Group, Inc.	1,025,600	25,069,538
Rakuten, Inc.	2,590,800	34,606,971
Shimano, Inc.	214,100	21,535,619
SMC Corp.	129,800	34,232,544
Tokyo Electron Ltd.	283,400	17,613,483
Toyota Tsusho Corp.	974,200	24,709,657
Trend Micro, Inc.	625,500	19,325,693
		230,472,579
NETHERLANDS - 2.7%
Heineken Holding NV	508,272	32,819,456
Unilever NV CVA	840,789	34,585,707
		67,405,163
NORWAY - 0.3%
Aker Solutions ASA	547,525	8,521,459

PERU - 0.8%
Credicorp Ltd.	134,776	18,588,306

PORTUGAL - 0.3%
Galp Energia, SGPS, SA	477,745	8,246,757

RUSSIA - 1.7%
Magnit OJSC GDR Reg S	523,303	28,654,381
Sberbank of Russia ADR	1,488,930	14,497,442
		43,151,823
SINGAPORE - 1.5%
United Overseas Bank Ltd.	2,149,175	37,072,062

SOUTH AFRICA - 3.3%
Massmart Holdings Ltd.	983,469	12,815,646
Naspers Ltd., N Shares	641,163	70,651,673
		83,467,319

See previously submitted notes to the financial statements for the annual period ended December 31, 2013.

PORTFOLIO OF INVESTMENTS (continued)
March 31, 2014 (unaudited)	Baillie Gifford International Equity Fund

	Shares	Value

SOUTH KOREA - 5.5%
Hyundai Mobis	59,368	$17,614,411
NAVER Corp.	41,089	30,022,534
Samsung Electronics Co., Ltd.	54,099	68,390,508
SK Telecom Co., Ltd.	110,388	22,401,987
		138,429,440
SPAIN - 1.6%
Inditex SA	263,072	39,468,704

SWEDEN - 5.5%
Atlas Copco AB, B Shares	1,954,520	53,536,841
Svenska Handelsbanken AB, A Shares	1,210,382	60,823,611
Volvo AB, B Shares	1,531,041	24,337,928
		138,698,380
SWITZERLAND - 2.9%
Nestle SA	954,024	71,809,059

TAIWAN - 3.6%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	3,216,325	18,445,624
Taiwan Semiconductor Manufacturing Co., Ltd.	18,024,000	70,916,221
		89,361,845
TURKEY - 1.3%
BIM Birlesik Magazalar A/S	834,084	18,787,999
Turkiye Garanti Bankasi A/S	3,727,967	12,742,472
		31,530,471
UNITED KINGDOM - 22.6%
Amlin Plc.	3,687,822	29,770,904
Antofagasta Plc.	1,172,755	16,361,826
ARM Holdings Plc.	3,126,638	52,803,199
BG Group Plc.	1,065,648	19,894,783
BHP Billiton Plc.	662,699	20,463,134
British American Tobacco Plc.	849,936	47,413,995
Burberry Group Plc.	582,700	13,547,293
Capita Plc.	2,036,258	37,232,663
Experian Plc.	1,862,523	33,610,400
Hargreaves Lansdown Plc.	1,103,172	26,835,954
Petrofac Ltd.	846,142	20,284,951
Premier Farnell Plc.	3,987,052	15,574,236
Prudential Plc.	1,934,385	40,959,283
Rio Tinto Plc.	1,037,166	57,840,043
Rolls-Royce Holdings Plc. (a)	1,343,443	24,049,296
St James’s Place Plc.	1,456,237	20,067,030
Standard Chartered Plc.	1,385,063	28,962,334
Tullow Oil Plc.	1,983,715	24,790,147
Wolseley Plc.	625,791	35,655,592
		566,117,063
UNITED STATES - 0.5%
PriceSmart, Inc.	129,362	13,056,507

See previously submitted notes to the financial statements for the annual period ended December 31, 2013.

PORTFOLIO OF INVESTMENTS (continued)
March 31, 2014 (unaudited)	Baillie Gifford International Equity Fund

	Shares	Value

Total Common Stocks
(cost $1,879,337,147)		$2,453,378,119

PREFERRED STOCKS - 0.5%
BRAZIL - 0.5%
Itau Unibanco Holding SA ADR
(cost $14,189,621)	877,010	13,032,369

TOTAL INVESTMENTS - 98.3%
(cost $1,893,526,768)		2,466,410,488
Other assets less liabilities - 1.7%		42,224,397
NET ASSETS - 100.0%		$2,508,634,885

(a) Non-income producing security.

ADR - American Depositary Receipt.

CDI - Chess Depositary Interest.

CVA - Certificate Van Aandelen (Bearer).

GDR - Global Depositary Receipt.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At March 31, 2014, the aggregate cost of investment securities for income tax purposes was $1,893,526,768. Net unrealized appreciation aggregated $572,883,720 of which $645,416,696 related to appreciated investment securities and $72,532,976 related to depreciated investment securities.

GAAP provides guidance on fair value measurements and defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

See previously submitted notes to the financial statements for the annual period ended December 31, 2013.

PORTFOLIO OF INVESTMENTS (continued)
March 31, 2014 (unaudited)	Baillie Gifford International Equity Fund

The Funds’ Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2014 in valuing the Funds’ investments carried at fair value:

See previously submitted notes to the financial statements for the annual period ended December 31, 2013.

PORTFOLIO OF INVESTMENTS (continued)
March 31, 2014 (unaudited)	Baillie Gifford International Equity Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Argentina	$23,388,405	$—	$—	$23,388,405
Australia	—	74,395,231	—	74,395,231
Bermuda	—	13,153,397	—	13,153,397
Brazil	23,508,257	—	—	23,508,257
Canada	63,567,459	—	—	63,567,459
China	39,469,385	92,669,339	—	132,138,724
Denmark	—	88,802,825	—	88,802,825
Finland	—	89,000,110	—	89,000,110
France	—	83,284,457	—	83,284,457
Germany	—	167,972,943	—	167,972,943
India	—	13,175,820	—	13,175,820
Ireland	40,921,998	54,671,556	—	95,593,554
Japan	—	230,472,579	—	230,472,579
Netherlands	—	67,405,163	—	67,405,163
Norway	—	8,521,459	—	8,521,459
Peru	18,588,306	—	—	18,588,306
Portugal	—	8,246,757	—	8,246,757
Russia	—	43,151,823	—	43,151,823
Singapore	—	37,072,062	—	37,072,062
South Africa	—	83,467,319	—	83,467,319
South Korea	—	138,429,440	—	138,429,440
Spain	—	39,468,704	—	39,468,704
Sweden	—	138,698,380	—	138,698,380
Switzerland	—	71,809,059	—	71,809,059
Taiwan	18,445,624	70,916,221	—	89,361,845
Turkey	—	31,530,471	—	31,530,471
United Kingdom	20,284,951	545,832,112	—	566,117,063
United States	13,056,507	—	—	13,056,507
Total Common Stocks	261,230,892	2,192,147,227	—	2,453,378,119
Preferred Stocks
Brazil	13,032,369	—	—	13,032,369
Total	$274,263,261	$2,192,147,227	$—	$2,466,410,488

Fair value of Level 2 and Level 1 investments at December 31, 2013 was $2,194,347,328 and $301,817,826, respectively. $9,768,021 was transferred out of Level 2 into Level 1 during the quarter ended March 31, 2014. These transfers were all as a result of using third-party vendor modeling tools to reflect any (lack of) significant market movements between the time at which the Funds valued their securities and the earlier closing of foreign markets

It is the Trust’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the annual period ended December 31, 2013.

PORTFOLIO OF INVESTMENTS
March 31, 2014 (unaudited)	Baillie Gifford EAFE Fund

	Shares	Value

COMMON STOCKS - 97.0%
ARGENTINA - 0.7%
MercadoLibre, Inc.	167,700	$15,949,947

AUSTRALIA - 1.8%
Cochlear Ltd.	143,913	7,617,516
Fortescue Metals Group Ltd.	7,302,199	35,750,802
		43,368,318
BRAZIL - 0.4%
BM&FBovespa SA	2,103,200	10,437,211

CHILE - 0.6%
Sociedad Quimica y Minera de Chile SA ADR	443,100	14,063,994

CHINA - 13.2%
AIA Group Ltd.	13,956,200	66,377,778
Baidu, Inc. ADR (a)	642,546	97,911,159
Hong Kong Exchanges and Clearing Ltd.	1,192,101	18,104,398
New Oriental Education & Technology Group Inc. ADR	817,100	23,981,885
Tencent Holdings Ltd.	1,451,000	101,280,079
Youku Tudou, Inc. ADR (a)	501,166	14,052,695
		321,707,994
DENMARK - 4.7%
Chr. Hansen Holding A/S	318,100	12,624,682
Novo Nordisk A/S, B Shares	1,597,565	72,740,760
Novozymes A/S, B Shares	643,490	28,287,151
		113,652,593
FRANCE - 5.5%
Compagnie Generale d’Optique Essillor International SA	295,066	29,777,694
Kering	215,605	43,961,049
L’Oreal SA	364,282	60,099,731
		133,838,474
GERMANY - 2.7%
Aixtron SE NA (a)	789,310	12,933,637
HeidelbergCement AG	227,675	19,514,453
SMA Solar Technology AG	172,524	9,157,913
Volkswagen AG	89,829	22,790,000
		64,396,003
INDIA - 0.5%
Housing Development Finance Corp.	797,100	11,812,586

IRELAND - 0.7%
James Hardie Industries Plc. SE CDI	1,189,131	15,884,536

ITALY - 5.7%
Fiat SpA (a)	5,765,457	67,215,616
UniCredit SpA	7,762,931	70,961,619
		138,177,235

See previously submitted notes to the financial statements for the annual period ended December 31, 2013.

PORTFOLIO OF INVESTMENTS (continued)
March 31, 2014 (unaudited)	Baillie Gifford EAFE Fund

	Shares	Value

JAPAN - 10.6%
Don Quijote Co., Ltd.	192,500	$9,938,510
Gree, Inc.	1,335,800	14,766,794
Kyocera Corp.	79,800	3,596,397
M3, Inc.	187,300	3,071,634
Rakuten, Inc.	4,833,700	64,566,820
Sanrio Co., Ltd.	222,600	7,513,829
SBI Holdings, Inc.	654,700	7,890,016
SMC Corp.	179,100	47,234,581
SoftBank Corp.	1,313,300	99,243,793
		257,822,374
NETHERLANDS - 1.0%
ASML Holding NV	126,937	11,815,793
Gemalto NV	114,646	13,362,568
		25,178,361
NORWAY - 1.0%
Schibsted ASA	402,117	24,929,891

PERU - 0.9%
Credicorp Ltd.	158,129	21,809,152

PORTUGAL - 0.7%
Jeronimo Martins SGPS SA	992,137	16,648,851

RUSSIA - 0.9%
Magnit OJSC GDR Reg S	240,912	13,191,563
Mail.ru Group Ltd. GDR Reg S	274,238	9,725,400
		22,916,963
SINGAPORE - 0.5%
Singapore Exchange Ltd.	2,236,000	12,356,592

SOUTH KOREA - 2.5%
Celltrion, Inc. (a)	374,361	15,474,537
NAVER Corp.	59,417	43,414,269
Samsung Electronics Co., Ltd.	1,877	2,372,853
		61,261,659
SPAIN - 8.9%
Banco Popular Espanol SA	9,475,677	71,650,971
Banco Santander SA	4,593,748	43,852,893
Distribuidora Internacional de Alimentacion SA	2,428,483	22,208,005
Inditex SA	521,856	78,294,079
		216,005,948
SWEDEN - 10.7%
Alfa Laval AB	1,184,742	32,092,813
Atlas Copco AB, A Shares	2,729,744	78,804,180
Elekta AB, B Shares	864,644	11,510,548
Investment AB Kinnevik, B Shares	1,108,904	40,964,043
Sandvik AB	1,656,412	23,428,493
Svenska Handelsbanken AB, A Shares	1,047,443	52,635,669
Volvo AB, B Shares	1,238,038	19,680,257
		259,116,003

See previously submitted notes to the financial statements for the annual period ended December 31, 2013.

PORTFOLIO OF INVESTMENTS (continued)
March 31, 2014 (unaudited)	Baillie Gifford EAFE Fund

	Shares	Value

SWITZERLAND - 6.8%
ABB Ltd. (a)	1,119,675	$28,922,309
Compagnie Financiere Richemont SA	475,013	45,381,870
Geberit AG	94,131	30,844,674
Swatch Group AG (The)	19,604	12,298,244
Syngenta AG	126,807	48,139,146
		165,586,243
TAIWAN - 0.5%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	664,706	13,307,414

TURKEY - 1.0%
BIM Birlesik Magazalar A/S	608,268	13,701,424
Turkiye Garanti Bankasi A/S	3,250,459	11,110,314
		24,811,738
UNITED KINGDOM - 14.5%
Aggreko Plc.	1,321,701	33,111,086
ARM Holdings Plc.	4,127,000	69,697,484
ASOS Plc. (a)	159,551	13,791,550
British American Tobacco Plc.	178,339	9,948,707
Meggitt Plc.	4,055,912	32,527,829
Ocado Group Plc. (a)	1,105,497	8,492,428
Prudential Plc.	3,850,576	81,533,320
Rolls-Royce Holdings Plc. (a)	3,433,620	61,466,057
Standard Chartered Plc.	2,020,826	42,256,444
		352,824,905
Total Common Stocks (cost $1,506,958,877)		2,357,864,985

PREFERRED STOCKS - 1.7%
BRAZIL - 0.6%
Itau Unibanco Holding SA ADR	1,069,908	15,898,833

GERMANY - 1.1%
Porsche Automobil Holding SE	252,456	25,954,473

Total Preferred Stocks (cost $30,026,460)		41,853,306

TOTAL INVESTMENTS - 98.7% (cost $1,536,985,337)		2,399,718,291
Other assets less liabilities - 1.3%		31,204,254
NET ASSETS - 100.0%		$2,430,922,545

(a) Non Income Producing

ADR - American Depositary Receipt.

CDI - Chess Depositary Interest.

GDR - Global Depositary Receipt.

See previously submitted notes to the financial statements for the annual period ended December 31, 2013.

PORTFOLIO OF INVESTMENTS (continued)
March 31, 2014 (unaudited)	Baillie Gifford EAFE Fund

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At March 31, 2014, the aggregate cost of investment securities for income tax purposes was $1,536,985,337. Net unrealized appreciation aggregated $862,732,954 of which $918,235,497 related to appreciated investment securities and $55,502,543 related to depreciated investment securities.

GAAP provides guidance on fair value measurements and defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds’ Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

See previously submitted notes to the financial statements for the annual period ended December 31, 2013.

PORTFOLIO OF INVESTMENTS (continued)
March 31, 2014 (unaudited)	Baillie Gifford EAFE Fund

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Argentina	$15,949,947	$—	$—	$15,949,947
Australia	—	43,368,318	—	43,368,318
Brazil	10,437,211	—	—	10,437,211
Chile	14,063,994	—	—	14,063,994
China	135,945,739	185,762,255	—	321,707,994
Denmark	—	113,652,593	—	113,652,593
France	—	133,838,474	—	133,838,474
Germany	—	64,396,003	—	64,396,003
India	—	11,812,586	—	11,812,586
Ireland	—	15,884,536	—	15,884,536
Italy	—	138,177,235	—	138,177,235
Japan	—	257,822,374	—	257,822,374
Netherlands	—	25,178,361	—	25,178,361
Norway	—	24,929,891	—	24,929,891
Peru	21,809,152	—	—	21,809,152
Portugal	—	16,648,851	—	16,648,851
Russia	—	22,916,963	—	22,916,963
Singapore	—	12,356,592	—	12,356,592
South Korea	15,474,537	45,787,122	—	61,261,659
Spain	—	216,005,948	—	216,005,948
Sweden	—	259,116,003	—	259,116,003
Switzerland	—	165,586,243	—	165,586,243
Taiwan	13,307,414	—	—	13,307,414
Turkey	—	24,811,738	—	24,811,738
United Kingdom	—	352,824,905	—	352,824,905
Total Common Stocks	226,987,994	2,130,876,991	—	2,357,864,985
Preferred Stocks
Brazil	15,898,833	—	—	15,898,833
Germany	—	25,954,473	—	25,954,473
Total Preferred Stocks	15,898,833	25,954,473	—	41,853,306
Total	242,886,827	2,156,831,464	—	2,399,718,291

See previously submitted notes to the financial statements for the annual period ended December 31, 2013.

PORTFOLIO OF INVESTMENTS (concluded)
March 31, 2014 (unaudited)	Baillie Gifford EAFE Fund

Fair value of Level 2 and Level 1 investments at December 31, 2013 was $2,089,839,075 and $330,530,505 respectively. $9,865,168 was transferred out of Level 2 into Level 1 and $25,410,164 was transferred out of Level 1 into Level 2 during the quarter ended March 31, 2014. These transfers were all as a result of using third-party vendor modeling tools to reflect any (lack of) significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

See previously submitted notes to the financial statements for the annual period ended December 31, 2013.

PORTFOLIO OF INVESTMENTS
March 31, 2014 (unaudited)	Baillie Gifford EAFE Choice Fund

	Shares	Value

COMMON STOCKS - 97.1%
AUSTRALIA - 7.1%
Aristocrat Leisure Ltd.	196,180	$980,190
Brambles Ltd.	132,810	1,142,704
Cochlear Ltd.	35,806	1,895,261
Mesoblast Ltd. (a)	107,840	548,410
Recall Holdings Ltd. (a)	22,617	97,516
Seek Ltd.	134,355	2,196,702
Treasury Wine Estates Ltd.	178,453	586,212
Woolworths Ltd.	25,788	855,182
		8,302,177
BELGIUM - 0.6%
Colruyt SA	12,037	663,541

CHINA - 6.3%
Baidu, Inc. ADR (a)	7,700	1,173,326
BOC Hong Kong Holdings Ltd.	261,960	748,007
Cafe de Coral Holdings Ltd.	299,702	906,975
Jardine Strategic Holdings Ltd.	35,400	1,270,989
Li & Fung Ltd.	734,782	1,088,855
Mindray Medical International Ltd. ADR	30,253	978,987
Tsingtao Brewery Co. Ltd., Class H	159,943	1,173,248
		7,340,387
DENMARK - 5.2%
Carlsberg A/S, B Shares	23,542	2,340,260
Novo Nordisk A/S, B Shares	58,831	2,678,709
Novozymes A/S, B Shares	25,517	1,121,701
		6,140,670
FINLAND - 1.4%
Kone Oyj, B Shares	38,674	1,623,867

FRANCE - 3.4%
BioMerieux	7,458	818,061
Legrand SA	23,730	1,474,116
Total SA	26,128	1,719,874
		4,012,051
GERMANY - 1.0%
Adidas AG	11,170	1,207,811

INDIA - 1.2%
Mahindra & Mahindra Ltd. GDR	84,000	1,379,356

ITALY - 2.6%
CNH Industrial NV (a)	137,482	1,582,273
EXOR SpA	33,648	1,510,092
		3,092,365

See previously submitted notes to the financial statements for the annual period ended December 31, 2013.

PORTFOLIO OF INVESTMENTS (continued)
March 31, 2014 (unaudited)	Baillie Gifford EAFE Choice Fund

	Shares	Value

JAPAN - 12.7%
Asahi Group Holdings Ltd.	53,800	$1,508,326
Kao Corp.	46,800	1,657,373
MS&AD Insurance Group Holdings, Inc.	99,900	2,286,832
Olympus Corp. (a)	47,100	1,503,936
Rakuten, Inc.	140,000	1,870,069
Sankyo Co., Ltd.	16,500	694,424
Shimano, Inc.	20,400	2,051,969
SMC Corp.	5,000	1,318,665
SUGI Holdings Co., Ltd.	5,000	222,306
THK Co., Ltd.	76,900	1,723,894
		14,837,794
NEW ZEALAND - 1.1%
Trade Me Ltd.	363,306	1,285,833

SINGAPORE - 2.1%
Jardine Matheson Holdings Ltd.	8,400	530,596
United Overseas Bank Ltd.	114,163	1,969,248
		2,499,844
SOUTH AFRICA - 1.9%
Clicks Group Ltd.	143,732	894,912
Naspers Ltd., N Shares	12,211	1,345,567
		2,240,479
SOUTH KOREA - 2.5%
Samsung Electronics Co., Ltd. GDR Reg S	1,787	1,126,714
Samsung Fire & Marine Insurance Co., Ltd.	7,715	1,737,805
		2,864,519
SPAIN - 3.6%
Corporacion Financiera Alba SA	19,908	1,188,336
Distribuidora Internacional de Alimentacion SA	198,108	1,811,659
Inditex SA	8,325	1,249,000
		4,248,995
SWEDEN - 8.1%
Atlas Copco AB, B Shares	81,400	2,229,652
Investment AB Kinnevik, B Shares	75,167	2,776,746
Investor AB, B Shares	32,135	1,164,013
Svenska Handelsbanken AB, A Shares	66,275	3,330,424
		9,500,835
SWITZERLAND - 9.0%
Geberit AG	4,541	1,487,987
Nestle SA	37,504	2,822,913
Roche Holding AG - Genusschein	12,016	3,613,978
Schindler Holding AG, Participating Certificates	8,603	1,268,280
UBS AG (a)	63,274	1,309,351
		10,502,509
TAIWAN - 2.1%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	204,913	1,175,176
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	61,759	1,236,415
		2,411,591
TURKEY - 0.8%
Turkiye Garanti Bankasi A/S	272,565	931,648

See previously submitted notes to the financial statements for the annual period ended December 31, 2013.

PORTFOLIO OF INVESTMENTS (continued)
March 31, 2014 (unaudited)	Baillie Gifford EAFE Choice Fund

	Shares	Value

UNITED KINGDOM - 21.3%
ASOS Plc. (a)	27,059	$2,338,973
BG Group Plc.	142,589	2,662,021
BHP Billiton Plc.	51,279	1,583,417
Hargreaves Lansdown Plc.	103,667	2,521,821
Imagination Technologies Group Plc. (a)	216,500	736,532
Imperial Tobacco Group Plc.	31,748	1,283,805
Intertek Group Plc.	31,325	1,608,262
John Wood Group Plc.	134,993	1,728,201
Johnson Matthey Plc.	44,240	2,415,438
Kazakhmys Plc.	140,388	618,116
Mitchells & Butlers Plc. (a)	204,343	1,553,308
Rightmove Plc.	40,555	1,784,599
Standard Chartered Plc.	57,479	1,201,914
Unilever Plc.	39,720	1,698,797
Weir Group Plc. (The)	28,904	1,222,494
		24,957,698
UNITED STATES - 3.1%
Coca-Cola Enterprises, Inc.	35,870	1,713,151
Mettler-Toledo International, Inc. (a)	6,066	1,429,635
Protalix BioTherapeutics, Inc. (a)	106,736	488,851
		3,631,637
Total Common Stocks (cost $85,110,227)		113,675,607

PREFERRED STOCKS - 0.9%
BRAZIL - 0.9%
Itau Unibanco Holding SA ADR (cost $1,102,809)	75,209	1,117,606

TOTAL INVESTMENTS - 98.0% (cost $86,213,036)		114,793,213
Other assets less liabilities - 2.0%		2,298,455
NET ASSETS - 100.0%		$117,091,668

(a) Non Income Producing

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

See previously submitted notes to the financial statements for the annual period ended December 31, 2013.

PORTFOLIO OF INVESTMENTS (continued)
March 31, 2014 (unaudited)	Baillie Gifford EAFE Choice Fund

At March 31, 2014, the aggregate cost of investment securities for income tax purposes was $86,213,036. Net unrealized appreciation aggregated $28,580,177 of which $30,352,937 related to appreciated investment securities and $1,772,760 related to depreciated investment securities.

GAAP provides guidance on fair value measurements and defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds’ Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

See previously submitted notes to the financial statements for the annual period ended December 31, 2013.

PORTFOLIO OF INVESTMENTS (concluded)
March 31, 2014 (unaudited)	Baillie Gifford EAFE Choice Fund

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Australia	$—	$8,302,177	$—	$8,302,177
Belgium	—	663,541	—	663,541
China	2,152,313	5,188,074	—	7,340,387
Denmark	—	6,140,670	—	6,140,670
Finland	—	1,623,867	—	1,623,867
France	818,061	3,193,990	—	4,012,051
Germany	—	1,207,811	—	1,207,811
India	1,379,356	—	—	1,379,356
Italy	—	3,092,365	—	3,092,365
Japan	—	14,837,794	—	14,837,794
New Zealand	—	1,285,833	—	1,285,833
Singapore	—	2,499,844	—	2,499,844
South Africa	894,912	1,345,567	—	2,240,479
South Korea	—	2,864,519	—	2,864,519
Spain	—	4,248,995	—	4,248,995
Sweden	—	9,500,835	—	9,500,835
Switzerland	—	10,502,509	—	10,502,509
Taiwan	2,411,591	—	—	2,411,591
Turkey	—	931,648	—	931,648
United Kingdom	618,116	24,339,582	—	24,957,698
United States	3,631,637	—	—	3,631,637
Total Common Stocks	11,905,986	101,769,621	—	113,675,607
Preferred Stocks
Brazil	1,117,606	—	—	1,117,606
Total	$13,023,592	$101,769,621	$—	$114,793,213

Fair value of Level 2 and Level 1 investments at December 31, 2013 was $98,967,906 and $14,501,211, respectively. $1,688,039 was transferred out of Level 2 into Level 1 and $2,812,941 as transferred out of Level 1 into Level 2 during the quarter ended March 31, 2014. These transfers were all as a result of using third-party vendor modeling tools to reflect any (lack of) significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

See previously submitted notes to the financial statements for the annual period ended December 31, 2013.

PORTFOLIO OF INVESTMENTS
March 31, 2014 (unaudited)	Baillie Gifford Emerging Markets Fund

	Shares	Value

COMMON STOCKS - 95.7%
ARGENTINA - 0.8%
MercadoLibre, Inc.	30,100	$2,862,811

BRAZIL - 2.9%
Embraer SA ADR	154,767	5,492,681
JBS SA	1,506,100	5,137,600
		10,630,281
CAYMAN ISLANDS - 1.6%
GCL-Poly Energy Holdings Ltd. (a)	13,767,000	4,980,335
Qunar Cayman Islands Ltd. ADR (a)	34,700	1,061,473
		6,041,808
CHILE - 1.2%
Cia Cervecerias Unidas SA ADR	64,824	1,450,761
Latam Airlines Group SA ADR	184,979	2,783,934
		4,234,695
CHINA - 18.5%
Beijing Enterprises Holdings Ltd.	303,000	2,718,018
China Petroleum & Chemical Corp., Class H	12,946,000	11,579,714
China Taiping Insurance Holdings Co., Ltd. (a)	1,058,000	1,898,637
CNOOC Ltd.	3,270,000	4,950,855
Dongfeng Motor Group Co., Ltd., Class H	1,214,000	1,721,969
Geely Automobile Holdings Ltd.	6,190,000	2,440,449
Haier Electronics Group Co., Ltd.	2,294,300	6,227,260
Kunlun Energy Co., Ltd.	2,064,000	3,458,526
Lenovo Group Ltd.	3,454,000	3,820,541
PetroChina Co., Ltd., Class H	4,024,000	4,371,000
Sohu.com, Inc. (a)	87,872	5,719,589
Tencent Holdings Ltd.	173,000	12,075,433
Youku Tudou, Inc. ADR (a)	120,700	3,384,428
ZTE Corp., Class H (a)	1,784,200	3,475,105
		67,841,524
COLOMBIA - 0.6%
Bancolombia SA ADR	37,000	2,089,760

EGYPT - 1.2%
Commercial International Bank Egypt SAE	329,457	1,686,661
Egyptian Financial Group - Hermes Holding SAE (a)	1,495,831	2,647,109
		4,333,770
GUERNSEY - 0.1%
Chariot Oil & Gas Ltd. (a)	844,099	337,127

INDIA - 14.9%
Axis Bank Ltd.	87,358	2,143,087
HCL Technologies Ltd.	287,876	6,708,028
Housing Development Finance Corp.	294,300	4,361,365
IDFC, Ltd.	1,347,802	2,765,257
Infosys Ltd.	61,700	3,376,851
Just Dial Ltd. (a)	65,259	1,696,770
Mahindra & Mahindra Ltd.	512,751	8,433,491
Oracle Financial Services Software Ltd. (a)	24,800	1,282,076
Reliance Industries Ltd.	481,182	7,514,397
Shriram Transport Finance Co. Ltd.	289,200	3,721,531
Tech Mahindra Ltd.	411,146	12,375,469
		54,378,322

See previously submitted notes to the financial statements for the annual period ended December 31, 2013.

PORTFOLIO OF INVESTMENTS (continued)
March 31, 2014 (unaudited)	Baillie Gifford Emerging Markets Fund

	Shares	Value

MALAYSIA - 1.5%
Public Bank Bhd	231,600	$1,359,992
Public Bank Bhd - Foreign Market	682,400	4,012,274
		5,372,266
MEXICO - 2.2%
Cemex SAB de CV ADR, Participating Certificates (a)	320,900	4,052,967
Corp. GEO SAB de CV, Series B (a) *	3,528,000	0
Wal-Mart de Mexico SAB de CV, Series V	1,751,660	4,172,696
		8,225,663
PANAMA - 1.2%
Copa Holdings SA, Class A	31,166	4,524,992

RUSSIA - 2.2%
Sberbank of Russia ADR	694,137	6,758,686
Yandex NV, Class A (a)	43,000	1,298,170
		8,056,856
SOUTH AFRICA - 2.1%
Naspers Ltd., N Shares	69,959	7,708,992

SOUTH KOREA - 22.5%
Cheil Industries, Inc.	39,260	2,650,505
Daelim Industrial Co., Ltd.	28,500	2,324,833
Dongbu Insurance Co. Ltd.	30,098	1,561,882
E-Mart Co., Ltd.	17,364	3,986,867
Fila Korea Ltd.	18,765	1,552,576
Hankook Tire Co., Ltd.	33,802	1,923,416
Hyundai Glovis Co., Ltd.	19,277	4,383,637
Hyundai Marine & Fire Insurance Co., Ltd.	125,360	3,622,228
Hyundai Mipo Dockyard	26,200	3,831,650
Hyundai Mobis	12,996	3,855,897
Hyundai Wia Corp.	25,375	4,090,102
Interpark Corp.	145,100	1,666,883
LG Chem Ltd.	18,700	4,474,777
NAVER Corp.	10,478	7,655,969
NCSoft Corp.	12,940	2,656,433
NHN Entertainment Corp. (a)	6,096	551,520
Samsung Electronics Co., Ltd.	10,544	13,329,443
Samsung Fire & Marine Insurance Co., Ltd.	16,497	3,715,951
SK Hynix, Inc. (a)	328,400	11,142,899
SK Telecom Co., Ltd.	16,500	3,348,487
		82,325,955
TAIWAN - 17.7%
Advanced Semiconductor Engineering, Inc.	3,851,000	4,273,712
Advantech Co., Ltd.	315,000	2,046,209
Airtac International Group	184,000	1,909,669
Asustek Computer, Inc.	289,000	2,863,660
China Life Insurance Co., Ltd.	9,683,232	8,914,767
Delta Electronics, Inc.	1,004,000	6,218,012
Hiwin Technologies Corp.	190,000	1,845,347
Hon Hai Precision Industry Co., Ltd.	2,532,622	7,192,007
Largan Precision Co. Ltd.	88,000	4,182,909
MediaTek, Inc.	388,000	5,743,054
Novatek Microelectronics Corp.	495,000	2,275,240
Taiwan Semiconductor Manufacturing Co., Ltd.	4,399,310	17,309,279
		64,773,865

See previously submitted notes to the financial statements for the annual period ended December 31, 2013.

PORTFOLIO OF INVESTMENTS (continued)
March 31, 2014 (unaudited)	Baillie Gifford Emerging Markets Fund

	Shares	Value

TURKMENISTAN - 4.5%
Dragon Oil Plc.	1,731,904	$16,356,602

Total Common Stocks (cost $273,112,157)		350,095,289

PREFERRED STOCKS - 3.6%
BRAZIL - 1.7%
Banco Bradesco SA	466,781	6,393,809

SOUTH KOREA - 1.9%
Samsung Electronics Co., Ltd.	6,944	6,917,454

Total Preferred Stocks (cost $8,069,206)		13,311,263

TOTAL INVESTMENTS - 99.3% (cost $281,181,363)		363,406,552
Other assets less liabilities - 0.7%		2,406,579
NET ASSETS - 100.0%		$365,813,131

(a) Non-income producing security.

* Security is being fair valued by the Advisor’s valuation committee.

ADR - American Depositary Receipt.

At March 31, 2014, the aggregate cost of investment securities for income tax purposes was $281,181,363. Net unrealized appreciation aggregated $82,225,189 of which $94,304,388 related to appreciated investment securities and $12,079,199 related to depreciated investment securities.

GAAP provides guidance on fair value measurements and defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

See previously submitted notes to the financial statements for the annual period ended December 31, 2013.

PORTFOLIO OF INVESTMENTS (concluded)
March 31, 2014 (unaudited)	Baillie Gifford Emerging Markets Fund

The Funds’ Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2014 in valuing the Funds’ investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks
Argentina	$2,862,811	$—	$—	$2,862,811
Brazil	10,630,281	—	—	10,630,281
Cayman Islands	1,061,473	4,980,335	—	6,041,808
Chile	4,234,695	—	—	4,234,695
China	9,104,017	58,737,507	—	67,841,524
Colombia	2,089,760	—	—	2,089,760
Egypt	2,647,109	1,686,661	—	4,333,770
Guernsey	—	337,127	—	337,127
India	1,282,076	53,096,246	—	54,378,322
Malaysia	4,012,274	1,359,992	—	5,372,266
Mexico*	8,225,663	—	0	8,225,663
Panama	4,524,992	—	—	4,524,992
Russia	1,298,170	6,758,686	—	8,056,856
South Africa	—	7,708,992	—	7,708,992
South Korea	—	82,325,955	—	82,325,955
Taiwan	—	64,773,865	—	64,773,865
Turkmenistan	—	16,356,602	—	16,356,602
Total Common Stocks	51,973,321	298,121,968	0	350,095,289
Preferred Stocks
Brazil	6,393,809	—	—	6,393,809
South Korea	—	6,917,454	—	6,917,454
Total Preferred Stocks	6,393,809	6,917,454	—	13,311,263
Total	$58,367,130	$305,039,422	$0	$363,406,552

For the Emerging Markets Fund fair value of Level 2 and Level 1 investments at December 31, 2013 was $324,027,229 and $43,043,829, respectively. $11,631,102 was transferred out of Level 2 into Level 1 and $822,415 was transferred out of Level 1 into Level 2 during the period ended March 31, 2014.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

* Includes a Level 3 security with a $0 fair market value.

See previously submitted notes to the financial statements for the annual period ended December 31, 2013.

PORTFOLIO OF INVESTMENTS
March 31, 2014 (unaudited)	Baillie Gifford Global Alpha Equity Fund

	Shares	Value

COMMON STOCKS - 98.5%
ARGENTINA - 0.3%
Arcos Dorados Holdings, Inc., Class A	189,578	$1,910,946

AUSTRALIA - 1.0%
Brambles Ltd.	610,112	5,249,437
Recall Holdings Ltd. (a)	90,661	390,895
		5,640,332
BRAZIL - 0.6%
BM&F Bovespa SA	699,600	3,471,792

CANADA - 2.7%
Fairfax Financial Holdings Ltd.	11,147	4,827,766
Ritchie Bros. Auctioneers, Inc.	128,340	3,096,844
Ultra Petroleum Corp. (a)	270,728	7,279,876
		15,204,486
CHINA - 4.6%
AIA Group Ltd.	112,400	534,591
Baidu, Inc. ADR (a)	41,200	6,278,056
China Mobile Ltd.	369,500	3,392,539
China Resources Enterprise Ltd.	1,474,000	4,167,187
Mindray Medical International Ltd. ADR	167,244	5,412,016
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	2,512,000	2,868,853
Tsingtao Brewery Co. Ltd., Class H	392,000	2,875,482
		25,528,724
DENMARK - 1.6%
Carlsberg A/S, B Shares	56,887	5,655,015
Jyske Bank A/S (a)	60,827	3,333,883
		8,988,898
GERMANY - 1.0%
Deutsche Boerse AG	54,398	4,330,838
SAP AG	18,368	1,489,940
		5,820,778
GREECE - 0.9%
Coca-Cola HBC AG ADR	193,912	4,822,591

INDIA - 0.9%
ICICI Bank Ltd. ADR	113,600	4,975,680

INDONESIA - 0.3%
PT Bank Negara Indonesia Persero Tbk	4,166,500	1,835,842

IRELAND - 3.5%
Bank of Ireland (a)	8,209,972	3,518,513
CRH Plc.	184,761	5,173,339
Ryanair Holdings Plc. ADR (a)	181,067	10,648,550
		19,340,402

See previously submitted notes to the financial statements for the annual period ended December 31, 2013.

PORTFOLIO OF INVESTMENTS (continued)
March 31, 2014 (unaudited)	Baillie Gifford Global Alpha Equity Fund

	Shares	Value

JAPAN - 6.0%
Inpex Corp.	379,000	$4,921,419
Japan Exchange Group, Inc.	110,100	2,691,260
Namco Bandai Holdings, Inc.	205,400	4,872,034
Olympus Corp. (a)	117,000	3,735,892
Rohm Co., Ltd.	62,600	2,795,239
SMC Corp.	21,000	5,538,393
THK Co., Ltd.	210,100	4,709,884
Tokyo Electron Ltd.	73,600	4,574,285
		33,838,406
NETHERLANDS - 0.5%
QIAGEN NV (a)	127,600	2,691,084

NORWAY - 1.1%
Norsk Hydro ASA	489,753	2,438,493
Schibsted ASA	63,116	3,912,978
		6,351,471
RUSSIA - 0.3%
Sberbank of Russia ADR	188,107	1,831,564

SINGAPORE - 0.8%
Jardine Matheson Holdings Ltd.	73,200	4,623,768

SOUTH AFRICA - 2.7%
Naspers Ltd., N Shares	137,455	15,146,579

SOUTH KOREA - 2.1%
Samsung Electronics Co., Ltd. GDR Reg S	14,666	9,246,997
SK Hynix, Inc. (a)	77,090	2,615,731
		11,862,728
SPAIN - 0.9%
Distribuidora Internacional de Alimentacion SA	549,846	5,028,235

SWEDEN - 5.0%
Atlas Copco AB, B Shares	260,579	7,137,597
Investor AB, B Shares	152,448	5,522,061
Svenska Handelsbanken AB, A Shares	211,371	10,621,727
Volvo AB, B Shares	295,092	4,690,879
		27,972,264
SWITZERLAND - 6.2%
Coca-Cola HBC AG (a)	62,407	1,555,872
Compagnie Financiere Richemont SA	48,651	4,648,027
Nestle SA	135,650	10,210,329
Roche Holding AG - Genusschein	41,077	12,354,474
Schindler Holding AG, Participating Certificates	42,257	6,229,654
		34,998,356
TAIWAN - 1.5%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	410,518	8,218,570

TURKMENISTAN - 0.4%
Dragon Oil Plc.	239,496	2,261,869

See previously submitted notes to the financial statements for the annual period ended December 31, 2013.

PORTFOLIO OF INVESTMENTS (continued)
March 31, 2014 (unaudited)	Baillie Gifford Global Alpha Equity Fund

	Shares	Value

UNITED KINGDOM - 9.2%
Aggreko Plc.	76,976	$1,928,393
British American Tobacco Plc.	90,514	5,049,357
Bunzl Plc.	191,701	5,111,252
Hays Plc.	1,585,724	3,837,630
Prudential Plc.	827,513	17,522,023
Rolls-Royce Holdings Plc. (a)	442,421	7,919,885
Tullow Oil Plc.	165,371	2,066,613
Wolseley Plc.	140,583	8,009,975
		51,445,128
UNITED STATES - 44.4%
Altera Corp.	72,687	2,634,177
Amazon.com, Inc. (a)	26,252	8,834,323
American Express Co.	58,916	5,304,207
Berkshire Hathaway, Inc., Class B (a)	11,887	1,485,518
CarMax, Inc. (a)	136,209	6,374,581
Colgate-Palmolive Co.	28,956	1,878,376
Deere & Co.	38,961	3,537,659
Dolby Laboratories, Inc., Class A (a)	150,569	6,700,320
eBay, Inc. (a)	196,613	10,860,902
EOG Resources, Inc.	43,712	8,574,983
Facebook, Inc., Class A (a)	42,983	2,589,296
First Republic Bank	164,246	8,867,642
FLIR Systems, Inc.	205,726	7,406,136
Google, Inc., Class A (a)	9,993	11,137,298
Harley-Davidson, Inc.	137,973	9,190,382
Howard Hughes Corp. (The) (a)	2,998	427,845
Illumina, Inc. (a)	24,095	3,581,963
Intuitive Surgical, Inc. (a)	3,689	1,615,745
Lincoln Electric Holdings, Inc.	85,153	6,131,868
M&T Bank Corp.	70,533	8,555,653
Markel Corp. (a)	13,957	8,319,768
Martin Marietta Materials, Inc.	21,029	2,699,072
MasterCard, Inc., Class A	81,461	6,085,137
Moody’s Corp.	121,664	9,650,388
Myriad Genetics, Inc. (a)	176,156	6,022,774
New York Community Bancorp, Inc.	380,100	6,108,207
PepsiCo, Inc.	64,506	5,386,251
Praxair, Inc.	35,929	4,705,621
Progressive Corp. (The)	57,792	1,399,722
QUALCOMM, Inc.	73,800	5,819,868
Royal Caribbean Cruises Ltd.	266,903	14,562,228
Seattle Genetics, Inc. (a)	81,100	3,694,916
TD Ameritrade Holding Corp.	312,249	10,600,854
Teradata Corp. (a)	46,874	2,305,732
Teradyne, Inc. (a)	282,995	5,628,771
Tesla Motors, Inc. (a)	21,198	4,418,723
TripAdvisor, Inc. (a)	34,728	3,146,009
Twitter, Inc. (a)	37,156	1,734,070
Visa, Inc., Class A	28,633	6,180,719
Walt Disney Co. (The)	101,788	8,150,165
Waters Corp. (a)	55,074	5,970,572
WellPoint, Inc.	51,944	5,171,025
Xilinx, Inc.	112,180	6,088,009
		249,537,475

See previously submitted notes to the financial statements for the annual period ended December 31, 2013.

PORTFOLIO OF INVESTMENTS (continued)
March 31, 2014 (unaudited)	Baillie Gifford Global Alpha Equity Fund

Value

TOTAL INVESTMENTS - 98.5%
(cost $443,879,979)	$553,347,968
Other assets less liabilities - 1.5%	8,528,189
NET ASSETS - 100.0%	$561,876,157

(a) Non-income producing security.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At March 31, 2014, the aggregate cost of investment securities for income tax purposes was $443,879,979. Net unrealized appreciation aggregated $109,467,989 of which $114,637,918 related to appreciated investment securities and $5,169,929 related to depreciated investment securities.

GAAP provides guidance on fair value measurements and defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds’ Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

See previously submitted notes to the financial statements for the annual period ended December 31, 2013.

PORTFOLIO OF INVESTMENTS (concluded)
March 31, 2014 (unaudited)	Baillie Gifford Global Alpha Equity Fund

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Argentina	$1,910,946	$—	$—	$1,910,946
Australia	—	5,640,332	—	5,640,332
Brazil	3,471,792	—	—	3,471,792
Canada	15,204,486	—	—	15,204,486
China	11,690,072	13,838,652	—	25,528,724
Denmark	—	8,988,898	—	8,988,898
Germany	—	5,820,778	—	5,820,778
Greece	4,822,591	—	—	4,822,591
India	4,975,680	—	—	4,975,680
Indonesia	—	1,835,842	—	1,835,842
Ireland	10,648,550	8,691,852	—	19,340,402
Japan	—	33,838,406	—	33,838,406
Netherlands	2,691,084	—	—	2,691,084
Norway	—	6,351,471	—	6,351,471
Russia	—	1,831,564	—	1,831,564
Singapore	—	4,623,768	—	4,623,768
South Africa	—	15,146,579	—	15,146,579
South Korea	—	11,862,728	—	11,862,728
Spain	—	5,028,235	—	5,028,235
Sweden	—	27,972,264	—	27,972,264
Switzerland	—	34,998,356	—	34,998,356
Taiwan	8,218,570	—	—	8,218,570
Turkmenistan	—	2,261,869	—	2,261,869
United Kingdom	—	51,445,128	—	51,445,128
United States	249,537,475	—	—	249,537,475
Total	$313,171,246	$240,176,722	$—	$553,347,968

Fair value of Level 2 and Level 1 investments at December 31, 2013 was $179,757,292 and $233,618,651, respectively. $2,512,729 was transferred out of Level 2 into Level 1 and $328,661 was transferred out of Level 1 into Level 2 during the quarter ended March 31, 2014.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the annual period ended December 31, 2013.

PORTFOLIO OF INVESTMENTS
March 31, 2014 (unaudited)	Baillie Gifford International Choice Fund

	Shares	Value

COMMON STOCKS - 97.6%
AUSTRALIA - 7.2%
Aristocrat Leisure Ltd.	826,189	$4,127,954
Brambles Ltd.	486,425	4,185,227
Cochlear Ltd.	115,272	6,101,508
Mesoblast Ltd. (a)	359,292	1,827,146
Recall Holdings Ltd. (a)	62,000	267,320
Seek Ltd.	336,994	5,509,847
Treasury Wine Estates Ltd.	593,799	1,950,610
Woolworths Ltd.	92,745	3,075,613
		27,045,225
BELGIUM - 0.5%
Colruyt SA	36,822	2,029,818

CHINA - 5.5%
Baidu, Inc. ADR (a)	36,900	5,622,822
BOC Hong Kong Holdings Ltd.	854,040	2,438,646
Cafe de Coral Holdings Ltd.	680,298	2,058,757
Jardine Strategic Holdings Ltd.	73,000	2,620,965
Li & Fung Ltd.	1,427,218	2,114,959
Mindray Medical International Ltd. ADR	70,901	2,294,356
Tsingtao Brewery Co. Ltd., Class H	492,057	3,609,441
		20,759,946
DENMARK - 5.2%
Carlsberg A/S, B Shares	78,397	7,793,279
Novo Nordisk A/S, B Shares	193,778	8,823,152
Novozymes A/S, B Shares	66,545	2,925,249
		19,541,680
FINLAND - 1.2%
Kone Oyj, B Shares	103,362	4,340,026

FRANCE - 2.4%
BioMerieux	20,707	2,271,331
Legrand SA	57,716	3,585,338
Total SA	47,947	3,156,108
		9,012,777
GERMANY - 0.8%
Adidas AG	26,108	2,823,055

INDIA - 1.2%
Mahindra & Mahindra Ltd. GDR	266,711	4,379,635

INDONESIA - 1.0%
PT Bank Negara Indonesia Persero Tbk	8,570,000	3,776,112

See previously submitted notes to the financial statements for the annual period ended December 31, 2013.

PORTFOLIO OF INVESTMENTS (continued)
March 31, 2014 (unaudited)	Baillie Gifford International Choice Fund

	Shares	Value

ITALY - 2.7%
CNH Industrial NV (a)	438,579	$5,047,583
EXOR SpA	112,391	5,044,009
		10,091,592
JAPAN - 12.3%
Asahi Group Holdings Ltd.	153,000	4,289,478
Kao Corp.	169,400	5,999,124
MS&AD Insurance Group Holdings, Inc.	273,500	6,260,747
Olympus Corp. (a)	139,000	4,438,367
Rakuten, Inc.	450,500	6,017,616
Sankyo Co., Ltd.	54,400	2,289,496
Shimano, Inc.	66,200	6,658,841
SMC Corp.	14,900	3,929,622
SUGI Holdings Co., Ltd.	16,100	715,825
THK Co., Ltd.	251,600	5,640,203
		46,239,319
MEXICO - 0.6%
Wal-Mart de Mexico SAB de CV, Series V	1,025,900	2,443,835

NEW ZEALAND - 1.1%
Trade Me Ltd.	1,178,556	4,171,212

PHILIPPINES - 0.7%
Puregold Price Club, Inc.	2,569,500	2,524,269

SINGAPORE - 2.5%
Jardine Matheson Holdings Ltd.	51,600	3,259,377
United Overseas Bank Ltd.	347,000	5,985,555
		9,244,932
SOUTH AFRICA - 2.5%
Clicks Group Ltd.	463,598	2,886,479
Naspers Ltd., N Shares	59,413	6,546,897
		9,433,376
SOUTH KOREA - 3.2%
Samsung Electronics Co., Ltd. GDR Reg S	10,513	6,628,507
Samsung Fire & Marine Insurance Co., Ltd.	23,931	5,390,460
		12,018,967
SPAIN - 3.9%
Corporacion Financiera Alba SA	33,550	2,002,646
Distribuidora Internacional de Alimentacion SA	750,958	6,867,365
Inditex SA	38,115	5,718,395
		14,588,406
SWEDEN - 8.0%
Atlas Copco AB, B Shares	275,773	7,553,781
Investment AB Kinnevik, B Shares	241,801	8,932,375
Investor AB, B Shares	125,122	4,532,243
Svenska Handelsbanken AB, A Shares	180,926	9,091,818
		30,110,217

See previously submitted notes to the financial statements for the annual period ended December 31, 2013.

PORTFOLIO OF INVESTMENTS (continued)
March 31, 2014 (unaudited)	Baillie Gifford International Choice Fund

	Shares	Value

SWITZERLAND - 7.7%
Geberit AG	14,269	$4,675,640
Nestle SA	85,125	6,407,330
Roche Holding AG - Genusschein	37,822	11,375,487
Schindler Holding AG, Participating Certificates	24,842	3,662,282
UBS AG (a)	129,432	2,678,383
		28,799,122
TAIWAN - 3.2%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	960,785	5,510,102
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	325,141	6,509,323
		12,019,425
TURKEY - 1.2%
Turkiye Garanti Bankasi A/S ADR	1,328,694	4,530,847

UNITED KINGDOM - 20.2%
ASOS Plc. (a)	87,636	7,575,235
BG Group Plc.	455,444	8,502,770
BHP Billiton Plc.	148,721	4,592,277
Hargreaves Lansdown Plc.	316,333	7,695,172
Imagination Technologies Group Plc. (a)	578,800	1,969,075
Imperial Tobacco Group Plc.	60,452	2,444,518
Intertek Group Plc.	88,675	4,552,678
John Wood Group Plc.	286,079	3,662,427
Johnson Matthey Plc.	130,289	7,113,584
Kazakhmys Plc.	706,612	3,111,152
Mitchells & Butlers Plc. (a)	530,107	4,029,594
Rightmove Plc.	123,817	5,448,493
Standard Chartered Plc.	211,490	4,422,358
Unilever Plc.	166,003	7,099,835
Weir Group Plc. (The)	79,096	3,345,362
		75,564,530
UNITED STATES - 2.8%
Coca-Cola Enterprises, Inc.	104,833	5,006,824
Mettler-Toledo International, Inc. (a)	16,226	3,824,144
Protalix BioTherapeutics, Inc. (a)	329,319	1,508,281
		10,339,249
Total Common Stocks (cost $335,248,206)		365,827,572

PREFERRED STOCKS - 0.7%
BRAZIL - 0.7%
Itau Unibanco Holding SA ADR (cost $2,133,895)	155,000	2,303,300

See previously submitted notes to the financial statements for the annual period ended December 31, 2013.

PORTFOLIO OF INVESTMENTS (continued) March 31, 2014 (unaudited)	Baillie Gifford International Choice Fund

Value

TOTAL INVESTMENTS - 98.3% (cost $337,382,101)	$368,130,872
Other assets less liabilities - 1.7%	6,544,564
NET ASSETS - 100.0%	$374,675,436

(a) Non Income Producing

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

See previously submitted notes to the financial statements for the annual period ended December 31, 2013.

PORTFOLIO OF INVESTMENTS (continued) March 31, 2014 (unaudited)	Baillie Gifford International Choice Fund

At March 31, 2014, the aggregate cost of investment securities for income tax purposes was $337,382,101. Net unrealized appreciation aggregated $30,748,771 of which $37,159,977 related to appreciated investment securities and $6,411,206 related to depreciated investment securities.

GAAP provides guidance on fair value measurements and defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds’ Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

See previously submitted notes to the financial statements for the annual period ended December 31, 2013.

PORTFOLIO OF INVESTMENTS (concluded) March 31, 2014 (unaudited)	Baillie Gifford International Choice Fund

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Australia	$—	$27,045,225	$—	$27,045,225
Belgium	—	2,029,818	—	2,029,818
China	7,917,178	12,842,768	—	20,759,946
Denmark	—	19,541,680	—	19,541,680
Finland	—	4,340,026	—	4,340,026
France	2,271,331	6,741,446	—	9,012,777
Germany	—	2,823,055	—	2,823,055
India	4,379,635	—	—	4,379,635
Indonesia	—	3,776,112	—	3,776,112
Italy	—	10,091,592	—	10,091,592
Japan	—	46,239,319	—	46,239,319
Mexico	2,443,835	—	—	2,443,835
New Zealand	—	4,171,212	—	4,171,212
Philippines	—	2,524,269	—	2,524,269
Singapore	—	9,244,932	—	9,244,932
South Africa	2,886,479	6,546,897	—	9,433,376
South Korea	—	12,018,967	—	12,018,967
Spain	—	14,588,406	—	14,588,406
Sweden	—	30,110,217	—	30,110,217
Switzerland	—	28,799,122	—	28,799,122
Taiwan	12,019,425	—	—	12,019,425
Turkey	4,530,847	—	—	4,530,847
United Kingdom	3,111,152	72,453,378	—	75,564,530
United States	10,339,249	—	—	10,339,249
Total Common Stocks	49,899,131	315,928,441	—	365,827,572
Preferred Stocks
Brazil	2,303,300	—	—	2,303,300
Total	52,202,431	315,928,441	—	368,130,872

Fair value of Level 2 and Level 1 investments at December 31, 2013 was $232,612,335 and $43,398,118, respectively. $4,087,410 was transferred out of Level 2 into Level 1 and $6,035,386 was transferred out of Level 1 into Level 2 during the quarter ended March 31, 2014. These transfers were all as a result of using third-party vendor modeling tools to reflect any (lack of) significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the annual period ended December 31, 2013.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Baillie Gifford Funds

By (Signature and Title)*	/s/ Peter Hadden
Peter Hadden, President
(principal executive officer)

Date	May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter Hadden
Peter Hadden, President
(principal executive officer)

Date	May 28, 2014

By (Signature and Title)*	/s/ Nigel Cessford
Nigel Cessford, Treasurer
(principal financial officer)

Date	May 28, 2014

* Print the name and title of each signing officer under his or her signature.